Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated structured entities | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 19,568,463	₩ 17,010,477
Unconsolidated structured entities | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	6,609,896	6,278,940
Unconsolidated structured entities | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,553,648	2,144,741
Unconsolidated structured entities | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	14,218	19,144
Unconsolidated structured entities | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	6,126,795	5,919,960
Unconsolidated structured entities | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,259,451	2,612,564
Unconsolidated structured entities | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	4,455	35,128
Unconsolidated structured entities | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	6,064	2,725
Unconsolidated structured entities | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	4,448	137
Unconsolidated structured entities | Borrowings
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	1,318
Unconsolidated structured entities | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	1,616	1,270
Assets-backed securitization | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	9,006,548	7,756,910
Assets-backed securitization | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	329,776	380,961
Assets-backed securitization | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,201,400	2,082,684
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	14,218	19,144
Assets-backed securitization | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,200,974	2,648,304
Assets-backed securitization | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,259,451	2,612,564
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	729	13,253
Assets-backed securitization | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	5,005	1,143
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	4,448	137
Assets-backed securitization | Borrowings
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	557	1,006
Structured financing | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	6,592,859	6,403,706
Structured financing | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	6,189,042	5,791,745
Structured financing | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	958	30,266
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Structured financing | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	400,283	559,990
Structured financing | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,576	21,705
Structured financing | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	1,050	1,582
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Structured financing | Borrowings
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	1,318
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	1,050	264
Investment funds | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,969,056	2,849,861
Investment funds | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	91,078	106,234
Investment funds | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	351,290	31,791
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Investment funds | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	3,525,538	2,711,666
Investment funds | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	0	0
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	1,150	170
Investment funds | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	9	0
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Investment funds | Borrowings
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Liabilities recognised in entity's financial statements in relation to structured entities	₩ 9	₩ 0